ESTIMATED OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Vacation allowance	R$ 360,525	R$ 263,157
Shutdown processes	155,046	181,174
Payroll	193,170	191,780
Accrual rates on vacation benefits	193,940	142,359
Provision for 13th salary	11,116	31,497
Profit or income sharing	526,105	504,995
Charges on 13th salary	78,848	33,844
Social contribution	52,849	70,317
Other	31,348	35,025
Total current	1,602,947	1,454,148
Non-current
Shutdown processes	63,024	214,283
Total	R$ 1,665,971	R$ 1,668,431